Intangible assets	6 Months Ended
Jul. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets

9. Intangible assets

	31 July 2021 US $000’s	31 January 2021 US $000’s
Goodwill
Cost	3,949	3,949
Accumulated impairment	(3,949)	(3,949)
	-	-
Patents and licenses
Cost	15,730	16,368
Accumulated amortisation and impairment	(7,221)	(2,612)
	8,509	13,756
Brands
Cost	-	8,772
Accumulated amortisation and impairment	-	(6,307)
	-	2,465
Software & Website
Cost	69	11,275
Accumulated amortisation and impairment	(18)	(11,138)
	51	137

Total intangible assets	8,560	16,358

During the period, the Group carried out impairment testing in accordance with IAS 38. As a result of this testing, the FOH licenses were impaired partially on the basis of the Value in Use of the license.

(a) Movements in carrying amounts of intangible assets

	Goodwill US $000’s	Patents and licenses US $000’s	Brands US $000’s	Software & website US $000’s	Total US $000’s
For the 6 months ended 31 July 2021
Balance at the beginning of the period	-	13,756	2,465	137	16,358
Additions	-	-	-	-	-
Amortisation expense - continuing operations	-	(149)	-	(11)	(160)
Amortisation expense – discontinued operations	-	-	-	(5)	(5)
Reduction due to discontinued operations	-	-	(2,501)	(75)	(2,576)
Impairment	-	(4,971)	-	-	(4,971)
Foreign exchange movements	-	(127)	36	5	(86)
Closing value at 31 July 2021	-	8,509	-	51	8,560

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021

	Goodwill US $000’s	Patents and licenses US $000’s	Brands US $000’s	Software & Website US $000’s	Total US $000’s
For the 6 months ended 31 January 2021
Balance at the beginning of the period	-	13,768	3,675	55	17,498
Additions	-	-	-	86	86
Amortisation expense	-	(146)	-	(11)	(157)
Impairment	-	-	(1,423)	-	(1,423)
Foreign exchange movements	-	134	213	7	354
Closing value at 31 January 2021	-	13,756	2,465	137	16,358

(b) Impairment of patents and licenses

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

Impairment of FOH license	(4,971)	-
Impairment of patents and licenses	(4,971)	-

Impairment assumptions

Management has determined the recoverable amount of the FOH license asset by assessing the value in use (VIU) of the underlying assets. Management has prepared cash flow forecast for the remaining term of license ownership, which is 49.5 years from July 31, 2021 after its renewal in January 2021. These calculations use cash flow projections based on financial budgets approved by management covering a five and a half year period. Cash flows beyond the period are extrapolated using the estimated growth rates shown below. These growth rates do not exceed the long-term average growth rates for the industry. The result of the impairment assessment is that the carrying value of the FOH license exceeds the value in use of the license by $5.0 million. This has resulted from a lowering of assumptions concerning expectations of future revenues and margins in line with recent trends. As such, the license has been partially impaired for the period ended July 31, 2021.

Management’s approach and the key assumptions used to determine the VIU were as follows:

Sales growth: -0.1% in FY 2022, 8.1% in FY2023, 5% in FY2024, 4% in FY2025, and 3% for FY2026 and FY 2027

Net margin: 33.0% to 38.9% between FY2022 and FY2027

EBITDA margin: 3.7% to 13.4% between FY2022 to FY027

Post-tax discount rate (%): 13.80% and 15.30%

Cash flow revenue forecast period: 5.5 years (January 31, 2021: 5 years)

Long term sales growth rate beyond year 5: 2.0%

(d) Impairment for indefinite-life brand intangibles

Brand intangible assets represent brands historically acquired by the Group and include Pleasure State, Davenport, Lovable and Naked. On April 30, 2021, the Group disposed of all indefinite life brand intangibles (Pleasure State) as part of the sale of Bendon Group in a management buyout transaction. The Group therefore does not own indefinite life brand intangibles as at July 31, 2021.

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021